UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: January 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 35.5%
FFCB (A)
0.300%, 02/11/13	$50,000	$50,017
0.241%, 03/06/13	20,000	20,002
FHLB (A)
0.210%, 07/25/13	25,000	25,000
0.180%, 08/01/13	20,000	19,995
0.210%, 09/06/13	15,000	15,003
FHLMC (B)
0.120%, 02/12/13	70,000	69,976
FNMA (A)
0.287%, 03/14/13	15,000	15,002
Total U.S. Government Agency Obligations (Cost $214,995 (000))		214,995
U.S. Treasury Obligation (B) — 16.5%
United States Treasury Bill 0.123%, 11/15/12	100,000	99,995
Total U.S. Treasury Obligation (Cost $99,995 (000))		99,995
Repurchase Agreements (C) — 48.0%
Deutsche Bank Securities 0.320%, dated 10/31/12, to be repurchased on 11/1/12, repurchase price $145,698,387 (collateralized by various U.S Government obligations, ranging in par value $16,519,000 to $203,016,500, 0.000% to 0.650%, 06/27/14 to 12/11/25, with total market value $148,611,557)	145,697	145,697
South Street Securities 0.320%, dated 10/31/12, to be repurchased on 11/1/12, repurchase price $145,001,289 (collateralized by various U.S Government obligations, ranging in par value $170,000 to $109,368,700, 0.625% to 7.500%, 04/01/16 to 03/15/40, with total market value $147,900,073)	145,000	145,000
Total Repurchase Agreements (Cost $290,697 (000))		290,697
Total Investments — 100.0% (Cost $605,687 (000)) †		$605,687

Percentages are based on net assets of $605,656 (000).

(A)	Variable Rate Security – The rate reported is the rate in effect at October 31, 2012.
(B)	Discount Note – The rate reported is the effective yield at time of purchase.
(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments were Level 2 in accordance with ASC 820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Core Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds — 24.3%
Aerospace & Defense — 1.3%
Honeywell International
5.300%, 03/01/18	$1,400	$1,695
United Technologies
4.500%, 04/15/20	1,000	1,180
Total Aerospace & Defense		2,875
Agriculture — 0.9%
Cargill (A)
4.375%, 06/01/13	2,000	2,042
Total Agriculture		2,042
Banks — 1.8%
Citigroup
5.300%, 01/07/16	1,000	1,110
Wells Fargo (B)
0.513%, 10/28/15	3,000	2,969
Total Banks		4,079
Building & Construction — 0.7%
CRH America
8.125%, 07/15/18	1,300	1,558
Total Building & Construction		1,558
Chemicals — 0.5%
Dow Chemical
4.250%, 11/15/20	1,000	1,108
Total Chemicals		1,108
Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	526
Total Coatings/Paint		526
Electrical Utilities — 1.1%
Gulf Power
3.100%, 05/15/22	1,250	1,309
Northeast Utilities
5.650%, 06/01/13	1,000	1,029
Total Electrical Utilities		2,338
Entertainment — 2.5%
DIRECTV Holdings (A)
5.200%, 03/15/20	1,500	1,728
Viacom
5.625%, 09/15/19	1,500	1,808
3.875%, 12/15/21	1,000	1,097
Walt Disney MTN
4.500%, 12/15/13	1,000	1,046
Total Entertainment		5,679
Financial Services — 7.3%
American Honda Finance
3.500%, 03/16/15 (A)	500	529
1.500%, 09/11/17 (A)	2,000	2,015
Ford Motor Credit
3.000%, 06/12/17	3,000	3,068
Goldman Sachs Group

Description	Face Amount (000)	Value (000)
Financial Services (continued)
6.000%, 06/15/20	$2,000	$2,348
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,462
Morgan Stanley MTN
5.550%, 04/27/17	970	1,078
New York Life Global Funding (A)
4.600%, 04/15/13	1,600	1,630
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	3,192
WEA Finance (A)
3.375%, 10/03/22	1,000	1,013
Total Financial Services		16,335
Food, Beverage & Tobacco — 0.6%
Coca-Cola (A)
3.300%, 09/01/21	1,000	1,114
PepsiCo
3.100%, 01/15/15	250	264
Total Food, Beverage & Tobacco		1,378
Industrials — 0.5%
Praxair
2.125%, 06/14/13	1,100	1,111
Total Industrials		1,111
Insurance — 1.0%
American International Group
4.875%, 06/01/22	2,000	2,256
Total Insurance		2,256
Medical Products & Services — 0.8%
Humana
7.200%, 06/15/18	1,425	1,764
Total Medical Products & Services		1,764
Metals & Mining — 1.1%
Freeport-McMoRan Copper
3.550%, 03/01/22	2,500	2,546
Total Metals & Mining		2,546
Retail — 0.8%
Target
5.375%, 05/01/17	1,000	1,190
Yum! Brands
6.250%, 04/15/16	500	576
Total Retail		1,766
Telephones & Telecommunication — 1.8%
AT&T
5.800%, 02/15/19	2,800	3,516
GTE
6.840%, 04/15/18	445	558
Total Telephones & Telecommunication		4,074
Transportation Services — 1.4%
CSX
3.700%, 10/30/20	2,000	2,172

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Core Bond Fund

Description	Face Amount (000)	Value (000)
Transportation Services (continued)
United Parcel Service
3.875%, 04/01/14	$1,000	$1,049
Total Transportation Services		3,221
Total Corporate Bonds (Cost $50,724 (000))		54,656
U.S. Government Mortgage-Backed Obligations — 20.2%
FHLMC
7.000%, 12/01/14	1	1
7.000%, 04/01/15	1	2
5.500%, 08/01/21	255	277
5.500%, 10/01/36	404	441
5.000%, 01/01/13	90	91
5.000%, 10/01/16	130	138
5.000%, 04/01/22	299	324
5.000%, 04/01/23	159	172
4.500%, 05/01/24	488	522
3.000%, 12/01/26	5,417	5,691
FNMA
7.500%, 12/01/30	10	11
6.500%, 01/01/32	69	81
6.000%, 08/01/35	511	572
6.000%, 05/01/36	300	333
6.000%, 07/01/36	129	143
5.500%, 06/01/25	549	607
5.500%, 10/01/34	180	199
5.500%, 01/01/36	154	169
5.500%, 02/01/36	250	275
5.500%, 04/01/36	206	226
5.000%, 10/01/18	126	138
5.000%, 12/01/18	135	147
5.000%, 11/01/21	213	231
5.000%, 05/01/38	800	873
4.500%, 07/01/18	201	217
4.500%, 07/01/24	899	969
4.000%, 04/01/31	2,457	2,650
4.000%, 09/01/31	4,104	4,427
3.500%, 09/01/25	2,246	2,385
3.500%, 06/01/26	3,135	3,329
3.500%, 12/01/31	4,293	4,592
3.500%, 02/01/32	5,384	5,758
3.500%, 12/01/41	4,243	4,523
3.000%, 10/01/21	766	810
GNMA
7.500%, 09/15/13	—	—
7.500%, 12/20/29	2	2
6.500%, 09/15/13	1	1
6.500%, 03/15/31	13	15
6.500%, 07/15/31	319	379
6.000%, 05/15/28	1	1
6.000%, 09/15/34	208	237
6.000%, 11/15/34	73	83
6.000%, 12/15/34	100	114
5.500%, 01/15/36	725	802
5.500%, 04/15/36	384	424
5.000%, 09/15/17	75	81
5.000%, 12/15/17	126	139
5.000%, 10/15/18	13	14
5.000%, 11/15/18	8	8
5.000%, 01/15/19	260	286
5.000%, 03/15/33	14	16
5.000%, 04/15/33	9	10

Description	Face Amount (000)	Value (000)
GNMA (continued)
5.000%, 06/15/33	$38	$42
5.000%, 04/15/38	1,035	1,134
4.500%, 02/15/20	313	343
Total U.S. Government Mortgage-Backed Obligations (Cost $43,300 (000))		45,455
Municipal Bonds — 20.2%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,170
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,039
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,155
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,158
City of Austin Texas, RB
5.086%, 11/15/25	500	562
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,668
City of Dallas Texas, GO
4.660%, 02/15/24	1,000	1,157
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,171
4.489%, 02/15/20	500	584
4.389%, 02/15/19	500	581
City of Lafayette, Louisiana, Ser A, RB
7.230%, 03/01/34	1,000	1,069
City of New Orleans Louisiana, GO
2.123%, 09/01/17	2,190	2,187
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,620
Clark County School District Finance, RB,
5.200%, 06/01/26	2,000	2,214
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,248
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,200
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,244
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,237
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,054
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,167
5.391%, 07/01/20	400	466

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Core Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds (continued)
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	$1,500	$1,707
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,162
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO,
5.250%, 09/01/26	1,830	2,073
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,956
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,642
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,114
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,732
Rollins College, RB, GO
5.750%, 12/01/20	1,500	1,730
State of California, GO
5.250%, 08/01/38	1,000	1,116
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,015
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,005
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,151
Total Municipal Bonds (Cost $40,708 (000))		45,354
U.S. Government Agency Obligations — 12.8%
FFCB
5.540%, 11/07/16	1,500	1,788
4.450%, 06/01/15	2,500	2,761
FHLB
5.000%, 12/09/16	1,000	1,172
2.750%, 03/13/15	1,750	1,848
FHLMC
5.250%, 04/18/16	1,000	1,162
3.500%, 05/15/25	7,150	7,425
FNMA
5.000%, 02/13/17	500	591
2.500%, 04/25/31	4,554	4,688
2.000%, 06/25/30	5,193	5,308
2.000%, 08/25/36	1,946	1,972
Total U.S. Government Agency Obligations (Cost $27,431 (000))		28,715

Description	Face Amount (000)/Shares	Value (000)
Registered Investment Companies — 10.1%
Exchange Traded Funds — 10.1%
iShares iBoxx High Yield Fund	110,500	$10,236
iShares iBoxx Investment Grade Corporate Bond Fund	100,685	12,386
Total Exchange Traded Funds		22,622
Total Registered Investment Companies (Cost $19,646 (000))		22,622
Cash Equivalents (C) — 7.2%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (D)	8,980,836	8,981
SEI Daily Income Prime Obligation Fund, Cl A, 0.060%	7,180,427	7,180
Total Cash Equivalents (Cost $16,161 (000))		16,161
U.S. Treasury Obligation — 2.7%
U.S. Treasury Notes 0.250%, 01/31/14	$6,000	6,001
Total U.S. Treasury Obligation (Cost $5,999 (000))		6,001
Commercial Paper (A)— 2.2%
BASF, 0.130%, 11/20/2012	5,000	5,000
Total Commercial Paper (Cost $5,000 (000))		5,000
Total Investments — 99.7% (Cost $208,969 (000)) †		$223,964

Percentages are based on net assets of $224,628 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2012, the value of these securities amounted to $15,071 (000s), representing 6.7% of the net assets.
(B)	Variable Rate Security – The rate reported is the rate in effect at October 31, 2012.
(C)	The rate reported is the 7-day effective yield as of October 31, 2012.
(D)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 were as follows:

Balance of Shares Held as of 10/31/2012	Value of Shares Held as of 10/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)

8,980,836	$8,981	$—	$—

AGM — Assured Guaranty Municipal

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $208,969 (000), and the unrealized appreciation and depreciation were $15,005 (000) and $(10) (000), respectively.

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Core Bond Fund

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value ($Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$54,656	$—	$54,656
U.S. Government Mortgage- Backed Obligations	—	45,455	—	45,455
Municipal Bonds	—	45,354	—	45,354
U.S. Government Agency Obligations	—	28,715	—	28,715
Registered Investment Companies	22,622	—	—	22,622
Cash Equivalents	16,161	—	—	16,161
U.S. Treasury Obligation	—	6,001	—	6,001
Commercial Paper	—	5,000	—	5,000

Total Investments in Securities	$38,783	$185,181	$—	$223,964

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Value Fund

Description	Shares	Value (000)
Common Stock — 100.1%
Aerospace & Defense — 1.3%
Northrop Grumman	30,000	$2,061
Total Aerospace & Defense		2,061
Automotive — 1.4%
Ford Motor	210,000	2,343
Total Automotive		2,343
Banks — 13.9%
BB&T	65,000	1,882
Capital One Financial	45,000	2,708
Fifth Third Bancorp	179,000	2,601
M&T Bank	27,000	2,811
Morgan Stanley	133,000	2,311
Northern Trust	53,000	2,532
PNC Financial Services Group	41,000	2,386
US Bancorp	82,000	2,723
Wells Fargo	74,000	2,493
Total Banks		22,447
Cable/Media — 1.4%
CBS, Cl B	70,000	2,268
Total Cable/Media		2,268
Chemicals — 3.4%
Ashland	34,000	2,419
Eastman Chemical	52,000	3,081
Total Chemicals		5,500
Computers & Services — 3.8%
Corning	183,000	2,150
EMC *	68,000	1,661
Seagate Technology	84,000	2,295
Total Computers & Services		6,106
Drug Retail — 2.9%
CVS Caremark	51,000	2,366
Walgreen	67,000	2,361
Total Drug Retail		4,727
Electrical Utilities — 2.9%
Consolidated Edison	42,000	2,536
Entergy	30,000	2,177
Total Electrical Utilities		4,713
Electronic Components & Equipment — 2.3%
Arrow Electronics *	53,000	1,867
Avnet *	67,000	1,920
Total Electronic Components & Equipment		3,787
Engineering Services — 2.5%
KBR	72,000	2,006
URS	60,000	2,009
Total Engineering Services		4,015
Entertainment — 1.6%
Walt Disney	52,000	2,552
Total Entertainment		2,552

Description	Shares	Value (000)
Financial Services — 4.5%
Ameriprise Financial	44,000	$2,568
Discover Financial Services	65,000	2,665
NASDAQ OMX Group	87,000	2,072
Total Financial Services		7,305
Food, Beverage & Tobacco — 3.1%
Beam	45,000	2,500
ConAgra Foods	88,000	2,450
Total Food, Beverage & Tobacco		4,950
Gas Utilities — 1.8%
Sempra Energy	42,000	2,930
Total Gas Utilities		2,930
Homebuilding — 1.8%
PulteGroup *	168,000	2,913
Total Homebuilding		2,913
Industrials — 1.7%
Carlisle	49,000	2,722
Total Industrials		2,722
Information Technology — 1.3%
CA	91,000	2,049
Total Information Technology		2,049
Insurance — 12.7%
ACE	34,000	2,674
Allstate	60,000	2,399
American Financial Group	64,000	2,483
Chubb	36,000	2,771
Everest Re Group	23,000	2,554
Prudential Financial	42,000	2,396
Torchmark	51,000	2,580
WR Berkley	67,000	2,606
Total Insurance		20,463
Leasing & Renting — 1.4%
Rent-A-Center, Cl A	66,000	2,200
Total Leasing & Renting		2,200
Machinery — 1.3%
AGCO *	46,000	2,093
Total Machinery		2,093
Managed Health Care — 1.6%
UnitedHealth Group	45,000	2,520
Total Managed Health Care		2,520
Medical Products & Services — 1.6%
Omnicare	73,000	2,521
Total Medical Products & Services		2,521
Metals & Mining — 1.4%
Reliance Steel & Aluminum	42,000	2,282
Total Metals & Mining		2,282

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Value Fund

Description	Shares	Value (000)
Office Electronics — 1.2%
Xerox	300,000	$1,932
Total Office Electronics		1,932
Paper & Paper Products — 1.6%
International Paper	70,000	2,508
Total Paper & Paper Products		2,508
Petroleum & Fuel Products — 5.5%
Apache	21,000	1,738
Chevron	26,000	2,865
Marathon Oil	81,000	2,435
Occidental Petroleum	23,000	1,816
Total Petroleum & Fuel Products		8,854
Petroleum Refining — 3.2%
Hess	39,000	2,038
Marathon Petroleum	57,000	3,131
Total Petroleum Refining		5,169
Pharmaceuticals — 3.4%
McKesson	29,000	2,706
Pfizer	115,000	2,860
Total Pharmaceuticals		5,566
Retail — 4.6%
American Eagle Outfitters	111,000	2,317
Foot Locker	80,000	2,680
Macy’s	62,000	2,360
Total Retail		7,357
Semi-Conductors & Instruments — 1.3%
Kla-Tencor	45,000	2,093
Total Semi-Conductors & Instruments		2,093
Telephones & Telecommunication — 4.5%
CenturyLink	52,000	1,996
Harris	58,000	2,655
Sprint Nextel *	473,000	2,620
Total Telephones & Telecommunication		7,271
Transportation Services — 3.2%
Terex *	120,000	2,706
Trinity Industries	81,000	2,534
Total Transportation Services		5,240
Total Common Stock (Cost $145,131 (000))		161,457
Cash Equivalent (A) (B)— 0.2%
Hancock Horizon Government Money
Market Fund, Trust Class Shares, 0.010%	394,686	395
Total Cash Equivalent (Cost $395 (000))		395
Total Investments — 100.3% (Cost $145,526 (000)) †		$161,852

Percentages are based on net assets of $161,416 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 were as follows:

Balance of Shares Held as of 10/31/2012	Value of Shares Held as of 10/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)

394,686	$395	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $145,526 (000), and the unrealized appreciation and depreciation were $21,995 (000) and $(5,669) (000), respectively.

As of October 31, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Growth Fund

Description	Shares	Value (000)
Common Stock — 98.2%
Aerospace & Defense — 1.4%
Triumph Group	26,000	$1,701
Total Aerospace & Defense		1,701
Agriculture — 1.5%
CF Industries Holdings	9,000	1,847
Total Agriculture		1,847
Banks — 1.6%
Signature Bank NY *	26,000	1,852
Total Banks		1,852
Beverages — 1.5%
Brown-Forman, Cl B	27,000	1,729
Total Beverages		1,729
Broadcasting, Newspapers and Advertising — 3.1%
Discovery Communications, Cl A *	31,000	1,830
Scripps Networks Interactive, Cl A	30,000	1,821
Total Broadcasting, Newspapers and Advertising		3,651
Cable/Media — 4.0%
Comcast, Cl A	39,000	1,463
DIRECTV *	25,000	1,278
Time Warner Cable	20,000	1,982
Total Cable/Media		4,723
Chemicals — 4.4%
Albemarle	26,000	1,433
NewMarket	7,000	1,899
PPG Industries	16,000	1,873
Total Chemicals		5,205
Computer Software — 1.5%
Synopsys *	56,000	1,803
Total Computer Software		1,803
Computers & Services — 7.0%
Alliance Data Systems *	12,000	1,717
Apple	3,000	1,785
International Business Machines	10,000	1,945
Microsoft	56,000	1,598
Western Digital	39,000	1,335
Total Computers & Services		8,380
Data Processing & Outsourced Services — 3.0%
Equifax	35,000	1,751
Fiserv *	25,000	1,874
Total Data Processing & Outsourced Services		3,625
E-Commerce — 1.7%
Expedia	34,000	2,011
Total E-Commerce		2,011
Financial Services — 3.9%
American Express	26,000	1,455
BlackRock, Cl A	9,000	1,707

Description	Shares	Value (000)
Financial Services (continued)
Moody’s	32,000	$1,541
Total Financial Services		4,703
Food, Beverage & Tobacco — 5.9%
Hubbell, Cl B	23,000	1,926
JM Smucker	20,000	1,713
Philip Morris International	12,000	1,063
Whole Foods Market	25,000	2,368
Total Food, Beverage & Tobacco		7,070
Household Products — 1.6%
Snap-on	25,000	1,934
Total Household Products		1,934
Industrials — 1.2%
Cummins	15,000	1,404
Total Industrials		1,404
Insurance — 1.5%
Travelers	25,000	1,774
Total Insurance		1,774
Machinery — 5.7%
Flowserve	14,000	1,897
Illinois Tool Works	29,000	1,779
Parker Hannifin	16,000	1,258
Valmont Industries	14,000	1,891
Total Machinery		6,825
Medical Products & Services — 16.2%
Agilent Technologies	43,000	1,548
Amgen	23,000	1,991
Cerner *	21,000	1,600
Cigna	34,000	1,734
Covidien	31,000	1,704
DaVita HealthCare Partners *	18,000	2,025
Express Scripts Holding *	30,000	1,846
Gilead Sciences *	26,000	1,746
Hologic *	76,000	1,567
Laboratory Corp of America Holdings *	17,000	1,440
ResMed	54,000	2,157
Total Medical Products & Services		19,358
Petroleum & Fuel Products — 4.3%
National Oilwell Varco	24,000	1,769
Oceaneering International	36,000	1,884
Oil States International *	21,000	1,535
Total Petroleum & Fuel Products		5,188
Pharmaceuticals — 3.8%
Abbott Laboratories	18,000	1,179
Eli Lilly	39,000	1,897
Watson Pharmaceuticals *	17,000	1,461
Total Pharmaceuticals		4,537
Publishing — 1.5%
McGraw-Hill	32,000	1,769
Total Publishing		1,769

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Growth Fund

Description	Shares	Value (000)
Retail — 10.3%
Dick’s Sporting Goods	34,000	$1,700
Dollar Tree *	42,000	1,675
Panera Bread, Cl A *	10,000	1,687
PetSmart	24,000	1,593
Ross Stores	34,000	2,072
TJX	40,000	1,665
Under Armour, Cl A *	36,000	1,881
Total Retail		12,273
Semi-Conductors & Instruments — 2.6%
Broadcom, Cl A	48,000	1,514
Intel	71,000	1,535
Total Semi-Conductors & Instruments		3,049
Telecommunication Services — 5.7%
Akamai Technologies *	48,000	1,823
eBay *	41,000	1,980
Google, Cl A *	2,000	1,360
NeuStar, Cl A *	46,000	1,683
Total Telecommunication Services		6,846
Transportation Services — 3.3%
Union Pacific	18,000	2,214
Wabtec	21,000	1,720
Total Transportation Services		3,934
Total Common Stock (Cost $96,766 (000))		117,191
Cash Equivalent (A) (B)— 2.0%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	2,411,020	2,411
Total Cash Equivalent (Cost $2,411 (000))		2,411
Total Investments — 100.2% (Cost $99,177 (000)) †		$119,602

Percentages are based on net assets of $119,350 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 were as follows:

Balance of Shares Held as of 10/31/2012	Value of Shares Held as of 10/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
2,411,020	$2,411	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

† At October 31, 2012, the tax basis cost of the Fund’s investments was $99,177 (000), and the unrealized appreciation and depreciation were $21,581 (000) and $(1,156) (000), respectively.

As of October 31, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Burkenroad Small Cap Fund

Description	Shares	Value (000)
Common Stock — 99.8%
Apparel & Textiles — 1.7%
Oxford Industries	50,000	$2,774
Total Apparel & Textiles		2,774
Banks — 10.2%
First Financial Bankshares	70,000	2,536
International Bancshares	140,000	2,541
MidSouth Bancorp	11,116	172
Prosperity Bancshares	60,000	2,512
Renasant	130,000	2,393
Southside Bancshares	100,000	2,041
Teche Holding	5,000	200
Texas Capital Bancshares *	50,000	2,374
Trustmark	100,000	2,347
Total Banks		17,116
Building & Construction — 1.8%
Lennox International	60,000	3,003
Total Building & Construction		3,003
Casinos & Gaming — 1.6%
Multimedia Games Holding *	170,000	2,703
Total Casinos & Gaming		2,703
Chemicals — 1.5%
Georgia Gulf	70,000	2,477
Total Chemicals		2,477
Commercial Services — 3.1%
Stewart Enterprises, Cl A	340,000	2,642
Team *	80,000	2,622
Total Commercial Services		5,264
Computer Software — 1.8%
Manhattan Associates *	50,000	3,000
Total Computer Software		3,000
Computers & Services — 1.3%
Lender Processing Services	90,000	2,170
Total Computers & Services		2,170
Correctional Institutions — 1.7%
Geo Group	100,000	2,772
Total Correctional Institutions		2,772
E-Commerce — 1.6%
PetMed Express	240,000	2,616
Total E-Commerce		2,616
Electrical Utilities — 3.4%
Cleco	70,000	3,021
El Paso Electric	80,000	2,719
Total Electrical Utilities		5,740
Electronic Components & Equipment — 1.6%
Tech Data *	60,000	2,658
Total Electronic Components & Equipment		2,658

Description	Shares	Value (000)
Engineering Services — 1.7%
MasTec *	130,000	$2,933
Total Engineering Services		2,933
Financial Services — 0.4%
Invesco Mortgage Capital	30,000	643
Total Financial Services		643
Food, Beverage & Tobacco — 4.8%
Cal-Maine Foods	60,000	2,588
Flowers Foods	49,500	975
National Beverage *	115,000	1,710
Sanderson Farms	60,000	2,717
Total Food, Beverage & Tobacco		7,990
Hotels & Lodging — 1.9%
Marriott Vacations Worldwide *	80,000	3,147
Total Hotels & Lodging		3,147
Household Products — 0.9%
Tupperware Brands	25,000	1,477
Total Household Products		1,477
Insurance — 4.3%
Amerisafe *	90,000	2,363
Infinity Property & Casualty	40,000	2,284
ProAssurance	28,000	2,503
Total Insurance		7,150
Leasing & Renting — 1.1%
Aaron’s	60,000	1,850
Total Leasing & Renting		1,850
Machinery — 2.4%
Alamo Group	70,000	2,345
Sun Hydraulics	65,000	1,732
Total Machinery		4,077
Manufacturing — 1.9%
AZZ	80,000	3,155
Total Manufacturing		3,155
Medical Products & Services — 9.0%
ArthroCare *	70,000	2,106
Cyberonics *	55,000	2,544
Hanger *	100,000	2,535
HealthSouth *	110,000	2,434
MedAssets *	150,000	2,659
US Physical Therapy	100,000	2,670
Total Medical Products & Services		14,948
Paper & Paper Products — 3.0%
Neenah Paper	100,000	2,590
Schweitzer-Mauduit International	70,000	2,452
Total Paper & Paper Products		5,042
Petroleum & Fuel Products — 10.0%
Exterran Holdings *	120,000	2,398
Geospace Technologies *	50,000	3,237
Gulf Island Fabrication	80,000	1,898

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Burkenroad Small Cap Fund

Description	Shares	Value (000)
Petroleum & Fuel Products (continued)
Hornbeck Offshore Services *	80,000	$2,771
RPC	220,000	2,521
SEACOR Holdings *	25,000	2,193
Stone Energy *	70,000	1,651
Total Petroleum & Fuel Products		16,669
Petroleum Refining — 1.6%
Western Refining	110,000	2,736
Total Petroleum Refining		2,736
Real Estate Investment Trusts (REITs) — 1.6%
EastGroup Properties	50,000	2,603
Total Real Estate Investment Trusts (REITs)		2,603
Retail — 18.5%
AFC Enterprises *	120,000	3,038
Brinker International	80,000	2,464
Carter’s *	37,000	2,000
Conn’s *	130,000	3,293
DXP Enterprises *	55,000	2,708
Francesca’s Holdings *	90,000	2,658
H&E Equipment Services	180,000	2,739
Hibbett Sports *	45,000	2,430
Pier 1 Imports	140,000	2,856
Pool	55,000	2,317
Sally Beauty Holdings *	65,000	1,565
Susser Holdings *	80,000	2,875
Total Retail		30,943
Transportation Services — 2.4%
International Shipholding	100,000	1,672
Saia *	100,000	2,260
Total Transportation Services		3,932
Waste Management Services — 1.5%
Fresh Del Monte Produce	100,000	2,517
Total Waste Management Services		2,517
Web Hosting/Design — 1.5%
Web.com Group *	160,000	2,525
Total Web Hosting/Design		2,525
Total Common Stock (Cost $138,225 (000))		166,630
Cash Equivalent (A) (B)— 4.0%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	6,658,839	6,659
Total Cash Equivalent (Cost $6,659 (000))		6,659
Total Investments — 103.8% (Cost $144,884 (000)) †		$173,289

Percentages are based on net assets of $166,922 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 were as follows:

Balance of Shares Held as of 10/31/2012	Value of Shares Held as of 10/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
6,658,839	$6,659	$—	$—

Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $144,884 (000), and the unrealized appreciation and depreciation were $31,399 (000) and $(2,994) (000), respectively.

As of October 31, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Quantitative Long/Short Fund

Description	Shares	Value (000)
Common Stock — 98.3%
Advertising Agencies — 0.7%
Interpublic Group	39,700	$401
Total Advertising Agencies		401
Aerospace & Defense — 3.7%
GenCorp *	36,310	320
Huntington Ingalls Industries *	5,000	212
Lockheed Martin (1)	5,540	519
Northrop Grumman	6,600	453
Triumph Group (1)	9,040	592
Total Aerospace & Defense		2,096
Agriculture — 1.0%
CF Industries Holdings (1)	2,770	568
Total Agriculture		568
Automotive — 1.3%
Goodyear Tire & Rubber *	32,000	365
Thor Industries	9,430	359
Total Automotive		724
Banks — 6.9%
BancorpSouth	37,710	534
Capital One Financial	8,930	537
Community Bank System	17,290	477
Huntington Bancshares	61,060	390
International Bancshares	13,310	242
PacWest Bancorp	19,410	437
Regions Financial (1)	78,530	512
UMB Financial	10,650	474
Wilshire Bancorp *	47,700	310
Total Banks		3,913
Beauty Products — 1.0%
Estee Lauder, Cl A	9,640	594
Total Beauty Products		594
Cable/Media — 1.0%
CBS, Cl B (1)	17,610	570
Total Cable/Media		570
Casinos & Gaming — 0.8%
Multimedia Games Holding *	27,830	442
Total Casinos & Gaming		442
Chemicals — 3.5%
Ashland	4,310	307
Cytec Industries	8,760	603
NewMarket	2,330	632
PPG Industries	3,680	431
Total Chemicals		1,973
Computer & Services — 0.6%
Insight Enterprises *	19,260	312
Total Computer & Services		312
Computer Software — 3.3%
Cadence Design Systems *	46,590	590
Fair Isaac	16,260	758

Description	Shares	Value (000)
Computer Software (continued)
Netscout Systems *	19,510	$482
Total Computer Software		1,830
Computers & Services — 6.7%
Alliance Data Systems *	4,480	641
Cisco Systems (1)	26,370	452
Convergys	28,600	481
CSG Systems International *	21,000	433
Fidelity National Information Services	8,810	290
International Business Machines (1)	2,820	548
Lender Processing Services	14,300	345
Total System Services (1)	24,960	561
Total Computers & Services		3,751
Consumer Electronics — 0.6%
Harman International Industries	7,990	335
Total Consumer Electronics		335
Data Processing & Outsourced Services — 1.0%
Fiserv *	7,850	588
Total Data Processing & Outsourced Services		588
Drug Retail — 1.7%
AmerisourceBergen, Cl A	9,400	371
CVS Caremark (1)	12,084	561
Total Drug Retail		932
E-Commerce — 0.6%
Expedia	6,000	355
Total E-Commerce		355
Electrical Utilities — 1.0%
Cleco	13,530	584
Total Electrical Utilities		584
Electronic Components & Equipment — 0.3%
MTS Systems	3,000	151
Total Electronic Components & Equipment		151
Engineering Services — 1.4%
AECOM Technology *	19,000	408
URS	11,070	370
Total Engineering Services		778
Entertainment — 0.8%
Gannett (1)	26,100	441
Total Entertainment		441
Financial Services — 1.3%
Discover Financial Services (1)	17,150	703
Total Financial Services		703
Food, Beverage & Tobacco — 3.2%
Cal-Maine Foods (1)	14,430	622
Hubbell, Cl B	7,150	599

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Quantitative Long/Short Fund

Description	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Kroger (1)	23,000	$580
Total Food, Beverage & Tobacco		1,801
Home Furnishings — 0.8%
La-Z-Boy, Cl Z *	26,940	437
Total Home Furnishings		437
Household Products — 2.8%
Energizer Holdings	6,100	445
Kimberly-Clark	4,800	401
Whirlpool	7,430	726
Total Household Products		1,572
Human Resource & Employment Services — 0.5%
TrueBlue * (1)	21,000	274
Total Human Resource & Employment Services		274
Industrials — 2.2%
Cummins (1)	5,580	522
Textron	21,080	532
Tyco International	5,820	156
Total Industrials		1,210
Information Technology — 1.4%
CA	16,000	360
Oracle	14,200	441
Total Information Technology		801
Insurance — 2.6%
Everest Re Group	4,990	554
ProAssurance	4,440	397
Protective Life	19,470	532
Total Insurance		1,483
Machinery — 1.0%
AGCO * (1)	11,490	523
Pentair	1,396	59
Total Machinery		582
Managed Health Care — 0.9%
UnitedHealth Group (1)	9,080	508
Total Managed Health Care		508
Manufacturing — 2.2%
AZZ	5,900	233
Eaton	8,380	396
EnerSys *	16,860	581
Total Manufacturing		1,210
Medical Products & Services — 10.1%
Amgen (1)	7,350	636
Bio-Reference Labs *	18,860	524
Cambrex *	32,860	397
Community Health Systems *	15,100	414
Gentiva Health Services *	30,000	282
Hologic *	10,000	206
Life Technologies *	11,870	581
Omnicare (1)	15,530	536
ResMed (1)	17,750	709

Description	Shares	Value (000)
Medical Products & Services (continued)
Steris (1)	12,300	$438
SurModics *	10,000	180
United Therapeutics *	7,600	347
Zimmer Holdings	6,700	430
Total Medical Products & Services		5,680
Paper & Paper Products — 0.8%
Rock-Tenn, Cl A	6,200	454
Total Paper & Paper Products		454
Petroleum & Fuel Products — 1.1%
Chevron (1)	5,744	633
Total Petroleum & Fuel Products		633
Petroleum Refining — 5.0%
Exxon Mobil (1)	6,790	619
Marathon Petroleum	7,900	434
Murphy Oil	11,110	667
Phillips 66 (1)	3,605	170
Tesoro (1)	13,300	501
Valero Energy	14,000	407
Total Petroleum Refining		2,798
Pharmaceuticals — 4.4%
Abbott Laboratories (1)	7,490	491
Eli Lilly	7,090	345
Merck (1)	13,940	636
Pfizer (1)	25,350	630
Watson Pharmaceuticals *	4,080	351
Total Pharmaceuticals		2,453
Printing & Publishing — 0.4%
Deluxe	7,000	220
Total Printing & Publishing		220
Retail — 12.5%
Bob Evans Farms	14,200	541
Brinker International (1)	15,030	463
Brown Shoe	19,500	308
Cracker Barrel Old Country Store	7,030	447
Finish Line, Cl A	18,000	375
Foot Locker (1)	17,150	575
Gap	12,500	447
Hot Topic	49,320	424
HSN	10,500	546
Macy’s (1)	16,030	610
Movado Group	14,970	474
Papa John’s International *	7,600	405
PetSmart (1)	8,970	596
TJX	9,950	414
UniFirst (1)	6,000	417
Total Retail		7,042
Security Services — 0.2%
ADT *	2,910	121
Total Security Services		121
Semi-Conductors & Instruments — 3.0%
FEI	10,650	586
Kla-Tencor	10,680	497

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Quantitative Long/Short Fund

Description	Shares	Value (000)
Semi-Conductors & Instruments (continued)
Kulicke & Soffa Industries *,(1)	56,350	$578
Total Semi-Conductors & Instruments		1,661
Specialized Consumer Services — 0.7%
H&R Block	23,000	407
Total Specialized Consumer Services		407
Telecommunication Services — 0.7%
AOL *	6,000	206
United Online	40,000	214
Total Telecommunication Services		420
Telephones & Telecommunication — 2.6%
AT&T	14,300	494
Harris	8,600	394
Verizon Communications (1)	12,650	565
Total Telephones & Telecommunication		1,453
Total Common Stock (Cost $48,337 (000))		55,261
Cash Equivalents (A) — 8.7%
SEI Daily Income Prime Obligation Fund, Cl A, 0.060%	2,437,387	2,437
AIM Short-Term Investment Money Market, 0.070%	1,378,679	1,379
Federated Prime Obligations Fund, Cl I, 0.120%	1,111,023	1,111
Total Cash Equivalents (Cost $4,927 (000))		4,927
Total Investments — 107.0% (Cost $53,264 (000)) †		$60,188

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Quantitative Long/Short Fund

Description	Shares	Value (000)
Securities Sold Short — (6.3)%
Common Stock — (6.3)%
Automotive — (0.2)%
Johnson Controls	(3,700)	$(118)
Total Automotive		(118)
Banks — (0.2)%
First Niagara Financial Group	(12,300)	(110)
Total Banks		(110)
Chemicals — (0.2)%
Calgon Carbon*	(7,750)	(107)
Total Chemicals		(107)
Computer Software — (0.2)%
Compuware*	(13,150)	(115)
Total Computer Software		(115)
Electrical Utilities — (1.3)%
Allete	(2,900)	(119)
Dominion Resources	(2,340)	(122)
IDA	(2,920)	(119)
National Fuel Gas	(2,490)	(118)
Pepco Holdings	(6,390)	(121)
Xcel Energy	(4,540)	(123)
Total Electrical Utilities		(722)
Entertainment — (0.2)%
Electronic Arts*	(7,300)	(112)
Total Entertainment		(112)
Gas & Natural Gas — (0.2)%
WGL Holdings	(2,940)	(118)
Total Gas & Natural Gas		(118)
Household Products — (0.2)%
Clorox	(1,730)	(121)
Total Household Products		(121)
Manufacturing — (0.2)%
Ralcorp Holdings*	(1,630)	(119)
Total Manufacturing		(119)
Medical Products & Services — (0.4)%
Edwards Lifesciences*	(1,650)	(137)
Techne	(1,720)	(115)
Total Medical Products & Services		(252)
Metals & Mining — (0.4)%
AK Steel Holding	(15,500)	(115)
Titanium Metals	(8,850)	(131)
Total Metals & Mining		(246)
Office Furniture & Fixtures — (0.2)%
Interface, Cl A	(8,780)	(124)
Total Office Furniture & Fixtures		(124)
Petroleum & Fuel Products — (0.7)%
Dresser-Rand Group*	(2,550)	(124)
Penn Virginia	(26,410)	(136)
Southwestern Energy*	(3,930)	(124)
Total Petroleum & Fuel Products		(384)

Description	Shares	Value (000)
Real Estate Investment Trust — (0.4)%
Medical Properties Trust	(13,020)	$(122)
Potlatch	(3,840)	(120)
Total Real Estate Investment Trust		(242)
Retail — (0.4)%
Skechers U.S.A., Cl A*	(9,490)	(177)
Total Retail		(177)
Semi-Conductors & Instruments — (0.3)%
MEMC Electronic Materials*	(33,160)	(119)
Total Semi-Conductors & Instruments		(119)
Telecommunications Equipment — (0.2)%
Tellabs	(29,950)	(113)
Total Telecommunications Equipment		(113)
Travel Services — (0.2)%
Carnival	(3,780)	(123)
Total Travel Services		(123)
Waste Disposal — (0.2)%
Waste Connections	(3,740)	(121)
Total Waste Disposal		(121)
Total Common Stock (Proceeds $(3,522) (000))		(3,543)
Total Securities Sold Short—(6.3)% (Proceeds $(3,522) (000))		$(3,543)

Percentages are based on net assets of $56,227 (000).

*	Non-income producing security.
(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A)	The rate shown is the 7-day effective yield as of October 31, 2012.

Cl — Class

†	At October 31, 2012, the tax basis cost of the Fund’s investments, excluding securities sold short, was $53,264 (000), and the unrealized appreciation and depreciation were $8,210 (000) and $(1,286) (000), respectively.

As of October 31, 2012, all of the Fund’s investments and securities sold short were Level 1 in accordance with ASC 820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Diversified International Fund

Description	Shares	Value (000)
Common Stock — 92.2%
Australia — 2.3%
BHP Billiton ADR	89,500	$6,331
Total Australia		6,331
Austria — 4.9%
Conwert Immobilien Invest *	253,600	2,938
Erste Group Bank *	130,000	3,264
Schoeller-Bleckmann Oilfield Equipment	72,130	6,958
Total Austria		13,160
Bermuda — 2.3%
Everest Re Group	57,200	6,352
Total Bermuda		6,352
Brazil — 3.7%
Banco Bradesco ADR	251,083	3,932
Banco do Brasil	387,900	4,140
Petroleo Brasileiro ADR	95,000	2,015
Total Brazil		10,087
Canada — 1.3%
Rogers Communications, Cl B	79,300	3,483
Total Canada		3,483
China — 9.9%
Anhui Conch Cement, Cl H	1,384,000	4,786
China Oilfield Services, Cl H	3,007,200	5,704
China Shipping Container Lines, Cl H *	11,399,000	3,045
Daphne International Holdings, Cl H	294,300	355
Industrial & Commercial Bank of China, Cl H	4,491,000	2,973
Mindray Medical International ADR	141,100	4,799
Weichai Power, Cl H	1,460,400	5,172
Total China		26,834
Colombia — 1.9%
Bancolombia ADR	80,200	5,134
Total Colombia		5,134
Czech Republic — 1.2%
Komercni Banka	16,600	3,384
Total Czech Republic		3,384
France — 0.8%
Societe Generale*	65,468	2,081
Total France		2,081
Hong Kong — 2.3%
Orient Overseas International	969,200	6,128
Total Hong Kong		6,128

Description	Shares	Value (000)
India — 3.6%
ICICI Bank ADR	247,800	$9,726
Total India		9,726
Ireland — 4.7%
ICON ADR *	212,100	4,993
Shire	275,800	7,745
Total Ireland		12,738
Israel — 0.2%
Ceragon Networks *	130,100	523
Total Israel		523
Japan — 7.2%
Denso	176,200	5,509
Hitachi	812,000	4,297
Nippon Steel & Sumitomo Metal *	1,439,000	3,169
Secom	126,300	6,423
Total Japan		19,398
Netherlands — 5.3%
Core Laboratories	86,700	8,987
Koninklijke	214,000	1,351
Royal Dutch Shell, Cl A	119,552	4,098
Total Netherlands		14,436
Norway — 5.7%
DNB	556,100	6,936
Norsk Hydro	807,000	3,628
StatoilHydro ADR	197,400	4,846
Total Norway		15,410
Panama — 1.7%
Carnival	119,900	4,542
Total Panama		4,542
Singapore — 1.0%
United Industrial	1,209,900	2,767
Total Singapore		2,767
South Korea — 4.6%
Hanjin Shipping *	127,558	1,421
Hyundai Mobis	18,746	4,779
POSCO ADR	42,600	3,339
Samsung Electronics	2,408	2,892
Total South Korea		12,431
Spain — 1.7%
Amadeus IT Holding, Cl A	185,800	4,599
Total Spain		4,599
Sweden — 3.1%
Getinge, Cl B	272,700	8,384
Total Sweden		8,384
Switzerland — 6.7%
Credit Suisse Group ADR	141,100	3,293
Novartis ADR	70,100	4,238
Roche Holding	28,600	5,501

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Diversified International Fund

Description	Shares	Value (000)
Switzerland (continued)
Transocean *	115,100	$5,259
Total Switzerland		18,291
Taiwan — 1.9%
Advanced Semiconductor Engineering ADR	1,343,915	5,107
Total Taiwan		5,107
Turkey — 2.6%
Akbank	1,017,900	4,901
Turkiye Garanti Bankasi	478,700	2,283
Total Turkey		7,184
United Kingdom — 11.6%
ARM Holdings ADR	408,870	13,226
Diageo	281,332	8,027
HSBC Holdings	396,482	3,889
Rio Tinto ADR	129,100	6,452
Total United Kingdom		31,594
Total Common Stock (Cost $232,997 (000))		250,104
Exchange Traded Funds — 4.7%
iShares MSCI EAFE Index Fund	165,900	8,887
iShares MSCI United Kingdom Index Fund	225,000	3,933
Total Exchange Traded Funds (Cost $12,874 (000))		12,820
Cash Equivalents (A) — 1.7%
Dreyfus Government Cash Management, 0.000%	2,791,828	2,792
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (B)	1,788,939	1,789
Total Cash Equivalents (Cost $4,581 (000))		4,581
Total Investments — 98.6% (Cost $250,452 (000)) †		$267,505

Percentages are based on net assets of $271,254 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 were as follows:

Balance of Shares Held as of 10/31/2012	Value of Shares Held as of 10/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
1,788,939	$1,789	$—	$—

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $250,452 (000), and the unrealized appreciation and depreciation were $27,696 (000) and $(10,643) (000), respectively.

As of October 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

During the period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities that had a material impact to the Fund. This does not include transfers between Level 1 and Level 2 due to the Fund utilizing a third party fair valuation vendor for securities trading outside the United States.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-0900

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Louisiana Tax-free Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds — 97.5%
Alabama — 1.9%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$342
Total Alabama		342
District of Columbia — 0.6%
Metropolitan Washington, Airports Authority, Ser C, RB
Callable 10/01/18 @ 100
5.125%, 10/01/39	100	113
Total District of Columbia		113
Louisiana — 83.8%
Ascension Parish School Board, GO
Callable 03/01/22 @ 100
3.750%, 03/01/30	600	636
Callable 03/01/22 @ 100
3.250%, 03/01/26	305	313
Bienville Parish, GO
Callable 03/01/20 @ 100
4.000%, 03/01/29	180	200
Caddo-Bossier Parishes, Port Commission Project, RB
Callable 04/01/21 @ 100
5.125%, 04/01/37	100	110
Calcasieu Parish Public Trust Authority, RB, AGM
Callable 05/01/22 @ 100
4.750%, 05/01/33	250	270
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	106
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	380
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	266
Hammond, Area Recreation District No. 1 Project, RB, AGM
Callable 04/01/18 @ 100
4.750%, 04/01/26	150	163
Jefferson Davis Parish, Road Sales Tax District No. 1 Project, RB
Callable 02/01/18 @ 101
4.550%, 02/01/25	160	174
Kenner Consolidated Sewage District, RB, AGM
Callable 11/01/21 @ 100
4.375%, 11/01/29	300	324
Lafayette Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	219
Lafayette Consolidated Government, RB, XLCA
Callable 11/01/17 @ 100
5.250%, 11/01/31	150	161

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Lafayette Consolidated Government, Ser B, RB
Callable 05/01/21 @ 100
4.250%, 05/01/26	$200	$222
Lafayette Parish Law Enforcement District, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	287
Lafayette Public Trust Financing Authority, RB
Callable 10/01/22 @ 100
3.250%, 10/01/27	200	198
Lafayette, Consolidated Government, Public Improvement Project, RB
Callable 03/01/21 @ 100
5.000%, 03/01/29	200	232
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB
Callable 10/01/19 @ 100
6.000%, 10/01/38	100	113
Livingston Parish School District No. 22, GO, AGM
Callable 03/01/22 @ 100
4.400%, 03/01/31	300	327
Livingston Parish Sewer District No. 2, RB, AGC
Callable 03/01/14 @ 102
5.200%, 03/01/44	105	109
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/42	1,000	1,013
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Callable 03/01/22 @ 100
4.000%, 03/01/42	250	253
Louisiana Public Facilities Authority, RB
Callable 07/01/17 @ 100
4.500%, 07/01/37	400	408
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/32	150	174
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	189
Louisiana State, University & Agricultural & Mechanical College, Auxiliary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	112

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Louisiana Tax-free Income Fund

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL-RE
Callable 12/06/12 @ 100
6.375%, 05/01/31	$200	$200
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	800
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Callable 06/01/17 @ 100
4.500%, 12/01/47	150	154
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	113
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC
Callable 05/01/17 @ 100
5.000%, 05/01/27	250	269
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	320
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	350
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	610	681

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	$125	$132
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	193
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	200	240
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27
Louisiana, Public Facilities Authority, Ochsner Clinic Foundation Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 05/15/26 (A)	115	155
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL- RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	106
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	561
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	127
Rapides Parish School District No. 52 Pineville, GO
Callable 04/01/22 @ 100
3.375%, 04/01/32	100	99
Callable 04/01/22 @ 100
3.250%, 04/01/31	200	196
Sabine Parish, Consolidated School District No. 20-South Sabine, GO
Callable 03/01/19 @ 100
4.000%, 03/01/26	210	236
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	315	343
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	116

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Louisiana Tax-free Income Fund

Description	Face Amount (000)	Value (000)
Louisiana (continued)
St. Mary Parish, RB
Callable 03/01/20 @ 100
5.000%, 03/01/28	$100	$107
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	265
St. Tammany Parish, Sales Tax District No. 3 Project, RB, CIFG
Callable 06/01/16 @ 101
5.000%, 06/01/31	200	213
State Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	299
Callable 03/01/22 @ 100
3.000%, 03/01/31	300	294
State Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.000%, 03/01/26	220	223
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	358
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	161
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	200	228
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	269
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	208
Total Louisiana		15,002
Massachusetts — 1.1%
Massachusetts Water Resources Authority, Ser A, RB
Callable 08/01/16 @ 100
4.000%, 08/01/46	200	206
Total Massachusetts		206
Puerto Rico — 9.7%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB,
Callable 07/01/18 @ 100
5.125%, 07/01/47	250	259

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico (continued)
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	$310	$317
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100
6.000%, 07/01/40	125	133
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.500%, 08/01/42	450	479
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.000%, 08/01/39	100	112
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM
Callable 08/01/20 @ 100
5.125%, 08/01/42	200	213
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	218
Total Puerto Rico		1,731
Virgin Islands — 0.4%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	73
Total Virgin Islands		73
Total Municipal Bonds (Cost $16,401 (000))		17,467
Cash Equivalent (B) — 1.2%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.050%	209,666	210
Total Cash Equivalent (Cost $210 (000))		210
Total Investments — 98.7% (Cost $16,611 (000)) †		$17,677

Percentages are based on net assets of $17,909 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	— The rate reported is the 7-day effective yield as of October 31, 2012.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Louisiana Tax-free Income Fund

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $16,611 (000), and the unrealized appreciation and depreciation were $1,074 (000) and $(8) (000), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$17,467	$—	$17,467
Cash Equivalent	210	—	—	210

Total Investments in Securities	$210	$17,467	$—	$17,677

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

HHF-QH-009-0400

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Mississippi Tax-free Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds — 97.9%
District of Columbia — 1.4%
District of Columbia, United Negro College Fund Project, RB
Callable 07/01/20 @ 100
6.875%, 07/01/40	$415	$508
Washington, Convention Center Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	110	114
Total District of Columbia		622
Mississippi — 80.0%
Canton Public School District, COP
Callable 09/01/20 @ 100
4.750%, 09/01/30	855	915
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100
3.000%, 07/01/22	275	286
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	213
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 12/06/12 @ 100
5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	630	710
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/37	150	163
Mississippi Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	1,500	1,510
Mississippi Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	1,000	1,181
Mississippi Development Bank, Marshall County Industrial Development Authority, RB
Callable 01/01/22 @ 100
3.000%, 01/01/28	2,000	1,962
Mississippi Home, Ser A, RB, GNMA FNMA FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	50	53
Mississippi Hospital Equipment & Facilities Authority, Baptist Health Systems, Ser A, RB
Callable 08/15/17 @ 100
5.000%, 08/15/29	80	83
Mississippi, Development Bank, Attala County Project, RB
Callable 05/01/21 @ 100
5.750%, 05/01/36	120	134

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	$1,440	$1,510
Mississippi, Development Bank, Capital & Equipment Acquisition Project, Ser A-2, RB, AMBAC
5.000%, 07/01/24	239	246
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	51	62
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB,
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	116
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	239
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
Callable 08/01/20 @ 100
5.250%, 08/01/27	250	293
Callable 08/01/20 @ 100
5.000%, 08/01/22	200	236
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	1,050	1,150
Mississippi, Development Bank, Greene County Regional Project, RB
4.250%, 04/01/21	250	279
4.125%, 04/01/20	200	222
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	246
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	454
Callable 04/01/21 @ 100
4.200%, 04/01/24	400	449
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	58
Mississippi, Development Bank, Jackson City Project, RB, AMBAC
Callable 03/01/16 @ 100
5.000%, 03/01/22	175	194

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Mississippi Tax-free Income Fund

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Jackson Public School District Building Project, RB, AGM
Callable 04/01/18 @ 100
5.375%, 04/01/28	$250	$280
Mississippi, Development Bank, Jackson Redevelopment Authority Project, Ser A, RB
Callable 06/01/21 @ 100
4.500%, 06/01/31	100	108
Mississippi, Development Bank, Jones County Junior College Project, RB, AGM
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	281
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	84
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	444
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	347
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	56
Callable 04/01/21 @ 100
5.000%, 04/01/24	105	120
Callable 04/01/21 @ 100
3.250%, 04/01/28	535	545
Mississippi, Development Bank, Lauderdale County Bond Project, RB
Callable 04/01/19 @ 100
3.375%, 04/01/26	115	119
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/27	450	489
Mississippi, Development Bank, Lowndes County Project, RB, AGM
Callable 12/01/20 @ 100
5.000%, 12/01/25	100	116
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
4.500%, 10/01/18	550	607
Mississippi, Development Bank, Monroe County Hospital Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/26	285	308
Mississippi, Development Bank, Municipal Energy Agency Power Supply Project, RB, XLCA
Callable 03/01/16 @ 100
5.000%, 03/01/41	450	459

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	$930	$992
Mississippi, Development Bank, Special Obligation, Ser A, RB, AGM
Callable 10/01/21 @ 100
5.750%, 10/01/31	710	838
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	133
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	500	509
Mississippi, Development Bank, Water & Sewer Project, RB,
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	263
Mississippi, Development Bank, Water & Sewer Project, Ser A, RB, AGM
Callable 09/01/21 @ 100
4.500%, 09/01/34	1,050	1,148
Mississippi, Development Bank, Water & Sewer System Project, RB, AGM Pre-Refunded @ 100
5.000%, 09/01/29 (A)	220	239
5.000%, 09/01/34 (A)	100	108
Mississippi, Development Bank, West Rankin Utility Authority Project, RB, AGM
Callable 01/01/18 @ 100
5.000%, 01/01/28	600	658
Mississippi, Hospital Equipment & Facilities Authority, Health Services Project, Ser 1, RB
Callable 10/01/20 @ 100
5.000%, 10/01/39	565	621
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	792
Mississippi, State University Educational Building, Residence Hall Construction Project, RB
Callable 08/01/19 @ 100
5.250%, 08/01/33	60	68
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	576

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Mississippi Tax-free Income Fund

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Ridgeland, Mississippi, Colony Park Project, TA
Callable 04/01/21 @ 100
6.375%, 04/01/31	$500	$551
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
5.000%, 10/01/36	2,500	2,912
Callable 10/01/21 @ 100
4.000%, 10/01/36	1,000	1,062
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	975
State of Mississippi, Capital Improvement Project, Ser B, GO
Pre-Refunded @ 100
5.000%, 12/01/23 (A)	170	205
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	750	775
University of Mississippi, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	2,165	2,238
University of Southern Mississippi, Campus Facilities Improvement Project, RB
Callable 09/01/19 @ 100
5.250%, 09/01/32	350	404
Callable 09/01/19 @ 100
5.125%, 09/01/29	415	479
Total Mississippi		34,274
Puerto Rico — 9.9%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.125%, 07/01/37	1,000	1,006
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB,
Callable 07/01/18 @ 100
5.125%, 07/01/47	150	155
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	180	184
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	220	234
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
Callable 07/01/16 @ 100
6.000%, 07/01/33	150	166

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico (continued)
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO
Callable 07/01/21 @ 100
5.750%, 07/01/36	$350	$370
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.500%, 08/01/42	1,500	1,596
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	500	545
Total Puerto Rico		4,256
Texas — 5.2%
City of Austin Texas Water & Wastewater System Revenue, RB
Callable 11/15/21 @ 100
5.000%, 11/15/41	500	573
City of Georgetown Texas, GO
Callable 08/15/21 @ 100
3.625%, 02/15/37	1,000	1,012
Harris County Texas, Ser C, RB
Callable 08/15/19 @ 100
5.000%, 08/15/33	300	343
North Texas, Municipal Water District Project, RB
Callable 09/01/18 @ 100
5.000%, 09/01/38	265	297
Total Texas		2,225
Virgin Islands — 1.4%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	363
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	110
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub- Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	111
Total Virgin Islands		584
Total Municipal Bonds (Cost $39,175 (000))		41,961
Cash Equivalents (B) — 2.3%
Federated Tax-Free Obligations Fund, 0.060%	590,200	590
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.050%	384,706	385
Total Cash Equivalents (Cost $975 (000))		975
Total Investments — 100.2% (Cost $40,150 (000)) †		$42,936

Percentages are based on net assets of $42,852 (000).

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Mississippi Tax-free Income Fund

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of October 31, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $40,150 (000), and the unrealized appreciation and depreciation were $2,819 (000) and $(33) (000), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Municipal Bonds	$—	$41,961	$—	$41,961
Cash Equivalents	975	—	—	975

Total Investments in Securities	$975	$41,961	$—	$42,936

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

HHF-QH-010-0400

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Diversified Income Fund

Description	Shares	Value (000)
Registered Investment Company — 55.9%
Open-End Fund — 30.9%
BlackRock High Yield Bond Fund, Institutional Class	94,081	$751
Total Open-End Fund		751
Exchange Traded Funds — 25.0%
Alerian MLP Exchange Traded Fund	17,785	296
iShares S&P U.S. Preferred Stock Index Fund	7,764	311
Total Exchange Traded Funds		607
Total Registered Investment Company (Cost $1,362 (000))		1,358
Common Stock — 24.7%
Advertising Agencies — 0.2%
Harte-Hanks	1,133	6
Total Advertising Agencies		6
Aerospace & Defense — 0.8%
Lockheed Martin	66	6
Northrop Grumman	90	6
Raytheon	111	7
Total Aerospace & Defense		19
Banks — 1.8%
City Holding	178	6
First Financial Bancorp	378	6
NBT Bancorp	289	6
People’s United Financial	507	6
S&T Bancorp	350	6
United Bankshares	264	7
Valley National Bancorp	633	6
Total Banks		43
Computers & Services — 0.2%
Lexmark International, Cl A	286	6
Total Computers & Services		6
Containers & Packaging — 0.2%
Greif, Cl A	145	6
Total Containers & Packaging		6
Drugs — 0.2%
Johnson & Johnson	87	6
Total Drugs		6
E-Commerce — 0.2%
PetMed Express	587	6
Total E-Commerce		6
Educational Services — 0.3%
Strayer Education	112	7
Total Educational Services		7
Electrical Utilities — 2.3%
Ameren	191	7

Description	Shares	Value (000)
Electrical Utilities (continued)
Consolidated Edison	103	$6
DTE Energy	101	6
Entergy	88	7
Exelon	174	6
FirstEnergy	135	6
Pepco Holdings	313	6
PPL	210	6
Public Service Enterprise	194	6
Total Electrical Utilities		56
Entertainment — 0.3%
Meredith	189	6
Total Entertainment		6
Food, Beverage & Tobacco — 0.5%
Altria Group	193	6
Universal	124	6
Total Food, Beverage & Tobacco		12
Gas & Natural Gas — 0.8%
AGL Resources	154	7
Laclede Group	148	6
UGI	192	6
Total Gas & Natural Gas		19
Home Furnishings — 0.3%
Leggett & Platt	246	7
Total Home Furnishings		7
Investment Management Companies — 0.3%
Federated Investors, Cl B	300	7
Total Investment Management Companies		7
Manufacturing — 0.3%
Eaton	137	7
Total Manufacturing		7
Metals & Mining — 0.2%
Cliffs Natural Resources	163	6
Total Metals & Mining		6
Office Furniture & Fixtures — 0.2%
Pitney Bowes	433	6
Total Office Furniture & Fixtures		6
Paper & Paper Products — 0.3%
Sonoco Products	200	6
Total Paper & Paper Products		6

Schedule of Investments	October 31, 2012 (Unaudited)

Hancock Horizon Diversified Income Fund

Description	Shares	Value (000)
Petroleum & Fuel Products — 0.3%
Chevron	58	$6
Total Petroleum & Fuel Products		6
Petroleum Refining — 0.3%
ConocoPhillips	111	7
Total Petroleum Refining		7
Real Estate Investment Trust — 12.7%
American Realty Capital Trust	1,053	12
BioMed Realty Trust	633	12
Brandywine Realty Trust	1,031	12
Corporate Office Properties Trust	485	12
DCT Industrial Trust	1,873	12
Duke Realty	838	12
Entertainment Properties Trust	419	19
Franklin Street Properties	1,090	13
HCP	271	12
Health Care REIT	205	12
Healthcare Realty Trust	519	12
Highwoods Properties	378	12
Home Properties	200	12
Hospitality Properties Trust	518	12
Lexington Realty Trust	1,271	12
Liberty Property Trust	340	12
Mack-Cali Realty	458	12
National Retail Properties	379	12
Omega Healthcare Investors	521	12
Piedmont Office Realty Trust, Cl A	686	12
Realty Income	302	12
Redwood Trust	786	12
Senior Housing Properties Trust	552	12
Starwood Property Trust	523	12
Washington Real Estate Investment
Trust	468	12
Total Real Estate Investment Trust		308
Retail — 1.0%
Buckle	141	7
Cato, Cl A	217	6
Hasbro	170	6
Mattel	168	6
Total Retail		25
Semi-Conductors & Instruments — 0.3%
Intel	286	6
Total Semi-Conductors & Instruments		6
Telephones & Telecommunication — 0.5%
AT&T	180	6
CenturyLink	165	7
Total Telephones & Telecommunication		13
Transportation Services — 0.2%
Werner Enterprises	274	5
Total Transportation Services		5
Total Common Stock (Cost $609 (000))		601

Description	Shares	Value (000)
Cash Equivalent (A) (B) — 3.7%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	89,883	$90
Total Cash Equivalent (Cost $90 (000))		90
Total Investments — 84.3% (Cost $2,061 (000) )†		$2,049

Percentages are based on net assets of $2,432 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2012.
(B)	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 were as follows:

Balance of Shares Held as of 10/31/2012	Value of Shares Held as of 10/31/12 (000)	Dividend Income (000)	Realized Gain/Loss (000)
89,883	$90	$—	$—

Cl — Class

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $2,061 (000), and the unrealized appreciation and depreciation were $7 (000) and $(19) (000), respectively.

As of October 31, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual financial statements.

HHF-QH-011-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 26, 2012